Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 08, 2024	Apr. 05, 2024	Sep. 30, 2024	May 24, 2024	Jun. 30, 2024	Mar. 31, 2024	Jul. 10, 2024	Mar. 31, 2023
Common stock, shares issued						10,000		0
Number of shares issued					200,000	200,000
Class A Ordinary Shares [Member] | Vendors [Member]
Number of shares issued			78,947
Class V Ordinary Shares [Member] | Vendors [Member]
Number of shares issued			48,618
Subscription Agreement [Member]
Ordinary shares	2,261,778
Customary representations, warranties and covenants of the parties	The Subscription Agreement contains customary representations, warranties and covenants of the parties, and the closing was subject to customary closing conditions. The Company intends to use the net proceeds of approximately $4.68 million from the Private Placement, following a deduction of a 6.5% commission paid to a placement agent, for general corporate and working capital purposes.
Subscription Agreement [Member] | Vendors [Member]
Number of shares issued				54,074
Subscription Agreement [Member] | AARK [Member]
Exchange agreement description		the prior investor of AARK has exchanged 9,500 ordinary shares of AARK for 21,337,000 Class A ordinary shares of the Company (i.e 2,246 Class A ordinary shares of the Company for 1 ordinary share of AARK).
Subscription Agreement [Member] | Class A Ordinary Shares [Member]
Purchase price	$ 2.21
Number of shares issued	2,211,778
Stock reserved	320,820
Common stock, shares issued							270,820
Stock reserved	50,000
Subscription Agreement [Member] | Class A Ordinary Shares [Member] | AARK [Member]
Share exchanged	2,246
Subscription Agreement [Member] | Class A Ordinary Shares [Member] | Private Placement [Member]
Number of shares issued	1,940,958
Subscription Agreement [Member] | Investor [Member]
Gross proceeds	$ 5,000,000
Purchase price	$ 2.21